SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options activity for the six months ended June 30, 2014:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2013	1,013,492	4.34	3.64	$1,813
Granted	160,000	5.41
Exercised	(77,654)	2.60
Expired & Forfeited	(24,874)	5.91

Outstanding at June 30, 2014	1,070,964	4.59	3.37	$1,562

Exercisable at June 30, 2014	884,864	4.56	3.06	$1,433

Vested and expected to vest at June 30, 3014	1,070,964	4.59	3.37	$1,562

Summary of Share-Based Compensation Expense
The following table shows the total stock-based compensation expense included in the interim condensed consolidated statements of operations:

	Six months ended June 30,
	2014	2013
	Unaudited

Cost of revenue	$8	$5
Research and development, net	102	86
Selling and marketing, net	104	61
General and administrative	77	145

	$291	$297